Shareholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 4:- SHAREHOLDERS’ EQUITY

a.	In January 2024, the Company and certain investors signed an investment agreement according to which the investors transferred $80 and the Company issued 58,500 shares.

b.	In January 2024, the Company signed an agreement to raise $100 and to issue 100,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1 per share to certain investor of the Company. The warrants are exercisable until December 31, 2024.

c.	In January 2024, the Company received $50 from certain shareholder as part of shareholders’ warrants exercise which occurred in December 2023.

d.	In May 2024, the Company issued 40,000 shares in connection with service agreement with certain service provider.

e.	On June 26, 2024, the Company increased the number of authorized shares of common stock, $0.01 par value per share, from 21,020,560 shares to 50,000,000 shares.

NOTE 6:-	STOCKHOLDERS’ EQUITY

a.	On March 2, 2022, the Company raised $10 and issued 50,000 shares of common stock and 30,000 warrants to purchase common stock at an exercise price of $1.25 per share to certain investors of the Company. The warrants were classified as equity and are exercisable until February 28, 2023.

b.	On March 15, 2022, the Company issued 270,000 shares of common stock and 180,000 warrants to purchase common stock at an exercise price of $1.13 per share to Company’s service provider in consideration of past services at the amount of $150. The warrants were classified as equity and are exercisable until December 31, 2023.

c.	On April 28, 2022, the Company signed an agreement to raise $50 and to issue 300,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $0.7 per share to certain investor of the Company. The warrants are exercisable until April 30, 2024.

d.	On April 28, 2022 the Company and a certain investor signed a finder fee agreement according to which the Company will issue to the investor 70,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $0.5 per share. The warrants will be exercisable until April 30, 2024. The agreement will become effective once the investor will provide the Company with an equity investment of $550. The shares were issued following May 2022 investment. The value of the shares issued was based on the value of the service provided and amounted to $70 which was recorded as issuance cost.

e.	On May 2, 2022, the Company signed several agreements to raise $250 and to issue 250,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1.13 per share to certain investors of the Company. The warrants are exercisable until April 30, 2024.

In addition, it was agreed that the Company will issue 250,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1.13 per share to a certain investor in consideration of additional $250 if the Company’s stock will be publicly traded on the OTC market prior to August 15, 2022. The additional warrants once issued will be exercisable for 2 years. In January 2023 the investor exercised his option for additional investment, refer to Note 10c.

f.	On June 27, 2022, the Company signed an agreement to raise $50 and to issue 35,000 shares of common stock to certain investor of the Company.

g.	On June 30, 2022, the Company issued 280,000 shares of common stock and 105,000 warrants to purchase common stock at an exercise price of $1.12 per share to Company’s former director for his services. The warrants will be exercisable until June 30, 2024. The value of the shares and warrants issued was based on the value of the service provided and amounted to $290.

h.	On July 27, 2022, the Company issued 1,000,000 shares of common stock and 1,000,000 warrants to Company’s CFO, refer to Note 5d. In addition, the Company issued 2,201,000 warrants to Company’s executive officers and directors pursuant a consultant agreement, refer to Note 6d. The value of the shares and warrants issued was based on the value of the service provided and amounted to $1,800.

i.	On July 27, 2022, the Company issued 100,500 shares of common stock to Wolc in connection with the services agreement dated October 2020. The value of the shares issued was based on the value of the service provided and amounted to $100.

j.	On September 8, 2022, the Company issued 56,000 shares of common stock to certain investor of the Company pursuant to a share purchase agreement for total consideration of $63.

k.	On September 8, 2022, the Company issued 102,000 shares of common stock to certain service provider of the Company pursuant to consultant agreement. The value of the shares issued was based on the value of the service provided and amounted to $100.

l.	On October 21, 2022, the Company signed an agreement to raise $50 and to issue 50,000 shares of common stock and 50,000 warrants to purchase common stock at an exercise price of $1.4 per share to certain investor of the Company. The warrants are exercisable until September 30, 2024. The shares of common stock were issued on October 26, 2022.

m.	On October 26, 2022, the Company issued 90,000 shares of common stock to certain investor of the Company pursuant to an exercise of 90,000 warrants for total consideration of approximately $100.

n.	On November 4, 2022, the Company signed an agreement to raise $100 and to issue 80,000 shares of common stock and 20,000 warrants to purchase common stock at an exercise price of $1.5 per share to certain investor of the Company. The warrants are exercisable until September 30, 2023. The shares of common stock were issued on January 10, 2023.

o.	In December 2022, the Company signed an agreement to raise $20 and to issue 15,750 shares of common stock and 47,250 warrants to purchase common stock at an exercise price of $1.25 per share to certain investor of the Company. The warrants are exercisable until December 31, 2024. The shares of common stock were issued on January 10, 2023.

p.	In December 2022, the Company signed an agreement to raise $200 and to issue 160,000 shares of common stock and 40,000 warrants to purchase common stock at an exercise price of $1.5 per share to certain investor of the Company. The warrants are exercisable until December 31, 2023. The shares of common stock were issued on January 10, 2023.

q.	On December 30, 2022, the Company signed an agreement to raise $7.5 and to issue 6,000 shares of common stock and 18,000 warrants to purchase common stock at an exercise price of $1.25 per share to certain investor of the Company. The warrants are exercisable until February 28, 2024. The investment above and share issuance took place in January 2023.

r.	In January 2023, the Company issued 255,750 shares of common stock following certain share purchase agreements dated November and December 2022.

s.	On January 8, 2023, certain investor of the Company and the Company signed an agreement to raise $250 and to issue 250,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1.13 per share following the exercise of an option for additional investment. The warrants are exercisable until April 30, 2024. In January 2023, the investor and the Company agreed to raise only $117 out of the $250 investment. As a result, the Company received $117 and issued 117,000 shares of common stock and the issuance of 100,000 warrants to purchase common stock of the Company were cancelled.

t.	From March through June, 2023, certain investors of the Company and the Company signed an agreement to raise $190 and to issue 164,378 shares of common stock. The shares were issued in April 2023.

u.	In May 2023, certain investor of the Company and the Company signed an agreement to exercise investors warrants into Company’s common stock. In May 2023, the investor transferred $123.

v.	In June 2023, the Company issued 201,000 shares of common stock to Way of Life Cannabis Ltd., or Wolc, in connection with the services agreement dated October 2020. The value of the shares issued was based on the value of the service provided and amounted to $200.

w.	From July through September, 2023, certain investors of the Company exercised their warrants into shares and as such, the Company received $480 (including $123 which was received in May 2023) and issued 1,454,250 shares of common stock.

x.	In September 2023, certain investor of the Company and the Company signed an agreement to raise $50 and to issue 100,000 shares of common stock.

y.	In September 2023, certain investor of the Company and the Company signed an agreement to exercise investors warrants into Company’s common stock for an amount of $180. In September and December 2023, the investor transferred $180 and the Company issued 180,000 shares.

aa.	In November 2023, certain investor of the Company and the Company signed an investment agreement according to which the investors transferred $113 and the Company issued 200,500 shares.

bb.	In December 2023, certain investors of the Company and the Company signed an agreement to exercise investors warrants into Company’s common stock for an amount of $100. In December 2023, the Company issued 200,000 shares.

As of December 31, 2023, the consideration for the warrant exercise above was recorded as receivables on account of shares.

As of December 31, 2023, there were 2,307,000 warrants outstanding.